Income and Excise Taxes - Schedule of Estimated Cost Basis of Investments for U.S. Federal Tax Purposes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Gross unrealized appreciation	$ 194,093	$ 24,276
Gross unrealized depreciation	(126,983)	(3,502)
Net unrealized appreciation (depreciation)	67,110	20,774
Estimated cost basis of investments	$ 11,485,299	$ 2,556,784